Mercer Funds

Notes to Schedule of Investments

June 30, 2021 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Mercer Investments LLC (the “Advisor”), a Delaware limited liability company, serves as the investment advisor to the Funds. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more Sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services – Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of June 30, 2021, only Class Y-3 was active.

2.	Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Sub-adviser as the

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2021, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the Schedule of Investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs.

The following is a summary of the portfolio securities by level based on inputs used as of June 30, 2021 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$119,201,142	$0	*	$—	$119,201,142
Austria	13,332,985	—		—	13,332,985
Belgium	23,650,740	—		—	23,650,740
Brazil	25,944,476	—		—	25,944,476
Canada	44,067,721	—		—	44,067,721
China	37,181,651	—		—	37,181,651
Colombia	3,216,396	—		—	3,216,396
Denmark	52,630,879	—		—	52,630,879
Finland	40,597,666	—		—	40,597,666
France	346,103,175	—		—	346,103,175
Georgia	842,204	—		—	842,204
Germany	222,793,376	—		—	222,793,376
Hong Kong	41,511,740	—		—	41,511,740
Hungary	5,003,651	—		—	5,003,651

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
India	$11,913,566	$—	$—		$11,913,566
Indonesia	8,860,996	—	—		8,860,996
Ireland	21,885,214	—	—		21,885,214
Israel	11,033,564	—	—		11,033,564
Italy	55,563,396	—	—		55,563,396
Japan	812,543,984	—	—		812,543,984
Luxembourg	5,938,061	—	—		5,938,061
Mexico	19,872,412	—	—		19,872,412
Netherlands	171,812,537	—	—		171,812,537
New Zealand	716,577	—	—		716,577
Norway	12,601,212	—	—		12,601,212
Philippines	487,449	—	—		487,449
Portugal	243,238	—	0	**	243,238
Russia	55,977,921	—	—		55,977,921
Singapore	13,434,566	—	—		13,434,566
South Africa	21,274,560	—	—		21,274,560
South Korea	46,226,486	—	—		46,226,486
Spain	88,781,580	—	0	**	88,781,580
Sweden	100,155,874	—	—		100,155,874
Switzerland	324,713,994	—	—		324,713,994
Taiwan	74,795,702	—	—		74,795,702
Thailand	—	1,197,345	—		1,197,345
Turkey	2,512,164	—	—		2,512,164
United Kingdom	371,507,422	—	—		371,507,422
United States	155,503,472	—	—		155,503,472
Zambia	534,485	—	—		534,485

Total Common Stocks	3,364,968,234	1,197,345	0		3,366,165,579

Investment Companies	32,498,691	—	—		32,498,691

Preferred Stocks
Germany	56,469,363	—	—		56,469,363
Russia	854,288	—	—		854,288

Total Preferred Stocks	57,323,651	—	—		57,323,651

Rights
Italy	24	—	—		24

Warrant
Switzerland	158,907	—	—		158,907

Short-Term Investment
Mutual Fund - Securities Lending Collateral	91,555,301	—	—		91,555,301

Forward Foreign Currency Contracts†	—	1,351,249	—		1,351,249

Total	$3,546,504,808	$2,548,594	$0		$3,549,053,402

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(2,076,020)	$—	$—	$(2,076,020)

Total	$(2,076,020)	$—	$—	$(2,076,020)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2021.
**	Represents one or more Level 3 securities at $0 value as of June 30, 2021.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$1,327,164,184	$—	$1,327,164,184

Short-Term Investment
Mutual Fund - Securities Lending Collateral	12,629,388	—	—	12,629,388

Futures Contracts†
Buys	294,631	—	—	294,631
Sales	1,008	—	—	1,008

Total Futures Contracts	295,639	—	—	295,639

Forward Foreign Currency Contracts†	—	352,832	—	352,832

Total	$12,925,027	$1,327,517,016	$—	$1,340,442,043

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(155,271)	$—	$—	$(155,271)
Sales	(624,881)	—	—	(624,881)

Total Futures Contracts	(780,152)	—	—	(780,152)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(372,482)	—	(372,482)

Forward Foreign Currency Contracts†	—	(63,244)	—	(63,244)

Total	$(780,152)	$(435,726)	$—	$(1,215,878)

†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Debt Obligations	$—	$790,424,392		$—		$790,424,392

Common Stocks
Consumer, Cyclical	—	—		0	**	0
Energy	41	0	*	—		41
Industrial	—	0	*	—		0
Utilities	—	973,154		—		973,154

Total Common Stocks	41	973,154		0		973,195

Convertible Preferred Stocks
Consumer, Cyclical	125,174	—		—		125,174
Consumer, Non-cyclical	1,028,783	—		—		1,028,783
Energy	6,076,053	134,883		—		6,210,936
Financial	300,773	—		—		300,773
Technology	1,053,420	—		—		1,053,420

Total Convertible Preferred Stocks	8,584,203	134,883		—		8,719,086

Preferred Stock
Financial	200,640	—		—		200,640

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Mutual Fund - Securities Lending Collateral	$7,733,407	$—	$—	$7,733,407
Sovereign Debt Obligation	—	8,468,168	—	8,468,168

Total Short-Term Investments	7,733,407	8,468,168	—	16,201,575

Purchased Options
Purchased Currency Options	—	81,968	—	81,968
Purchased Futures Options	213,838	—	—	213,838
Purchased Swaption	—	269,321	—	269,321

Total Purchased Options	213,838	351,289	—	565,127

Futures Contracts†
Buys	1,097,631	—	—	1,097,631
Sales	60,685	—	—	60,685

Total Futures Contracts	1,158,316	—	—	1,158,316

Swaps
OTC Interest Rate Swaps	—	32,292	—	32,292
Centrally Cleared Interest Rate Swaps†	—	939,797	—	939,797
OTC Credit Default Swaps	—	306,788	—	306,788

Total Swaps	—	1,278,877	—	1,278,877

Forward Foreign Currency Contracts†	—	3,365,458	—	3,365,458

Total	$17,890,445	$804,996,221	$0	$822,886,666

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(97,771)	$—	$—	$(97,771)
Sales	(62,398)	—	—	(62,398)

Total Futures Contracts	(160,169)	—	—	(160,169)

Swaps
OTC Interest Rate Swaps	—	(205,124)	—	(205,124)
Centrally Cleared Interest Rate Swaps†	—	(244,323)	—	(244,323)
OTC Credit Default Swaps	—	(30,204)	—	(30,204)
Centrally Cleared Credit Default Swaps†	—	(55,809)	—	(55,809)

Total Swaps	—	(535,460)	—	(535,460)

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts†	$—	$(3,825,308)	$—	$(3,825,308)

Written Options	(116,038)	(67,799)	—	(183,837)

Total	$(276,207)	$(4,428,567)	$—	$(4,704,774)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2021.
**	Represents one or more Level 3 securities at $0 value as of June 30, 2021.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$11,400,550	$—	$—	$11,400,550
Australia	9,094,416	—	—	9,094,416
Brazil	43,485,646	—	—	43,485,646
Chile	4,105,096	—	—	4,105,096
China	504,282,346	—	—	504,282,346
Czech Republic	820,459	—	—	820,459
Egypt	44,599	—	—	44,599
Hong Kong	13,302,790	—	—	13,302,790
India	183,943,311	—	—	183,943,311
Indonesia	17,780,827	—	—	17,780,827
Italy	3,308,885	—	—	3,308,885
Macau	6,052,973	—	—	6,052,973
Mexico	47,278,663	—	—	47,278,663
Netherlands	13,477,097	—	—	13,477,097
Peru	5,202,436	—	—	5,202,436
Philippines	4,701,567	—	—	4,701,567
Poland	11,047,025	—	—	11,047,025
Portugal	4,284,887	—	—	4,284,887
Qatar	3,692,531	—	—	3,692,531
Russia	89,294,307	—	—	89,294,307
South Africa	42,185,381	—	—	42,185,381
South Korea	123,123,505	26,272	—	123,149,777
Taiwan	264,043,205	11,719	—	264,054,924
Thailand	2,283,744	1,023,629	—	3,307,373
Turkey	9,653,946	—	—	9,653,946

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
United Arab Emirates	$4,216,947	$—	$—	$4,216,947
United Kingdom	19,367,937	—	—	19,367,937
United States	13,242,186	—	—	13,242,186

Total Common Stocks	1,454,717,262	1,061,620	—	1,455,778,882

Investment Company	1,644,002	—	—	1,644,002

Preferred Stocks	14,605,998	—	—	14,605,998

Corporate Debt
India	—	25,701	—	25,701

Warrants
China	1,226,109	1,794,998	—	3,021,107
United States	2,764,043	—	—	2,764,043

Total Warrants	3,990,152	1,794,998	—	5,785,150

Short-Term Investment
Mutual Fund - Securities Lending Collateral	19,860,138	—	—	19,860,138

Total	$1,494,817,552	$2,882,319	$—	$1,497,699,871

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(248,105)	$—	$—	$(248,105)

Total	$(248,105)	$—	$—	$(248,105)

†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$22,915,106	$—		$—	$22,915,106
Austria	1,439,616	—		—	1,439,616
Bermuda	2,243,164	—		—	2,243,164
Canada	40,255,404	—		—	40,255,404
China	22,598,640	—		—	22,598,640
Denmark	9,919,136	—		—	9,919,136
Finland	4,944,869	—		—	4,944,869
France	36,169,909	—		—	36,169,909
Germany	19,258,568	—		—	19,258,568
Hong Kong	11,503,222	—		—	11,503,222
Ireland	7,033,589	—		—	7,033,589
Israel	11,414,155	—		—	11,414,155
Italy	145,959	—		—	145,959
Japan	47,616,247	—		—	47,616,247
Jordan	593,627	—		—	593,627
Kyrgyzstan	686,878	—		—	686,878
Luxembourg	2,725,033	—		—	2,725,033
Netherlands	16,146,199	—		—	16,146,199
New Zealand	2,776,960	—		—	2,776,960
Norway	5,980,773	—		—	5,980,773
Portugal	2,938,901	—		—	2,938,901
Singapore	6,256,699	0	*	—	6,256,699
South Africa	858,563	—		—	858,563
South Korea	4,906,409	—		—	4,906,409
Spain	7,259,449	—		—	7,259,449
Sweden	5,473,681	—		—	5,473,681
Switzerland	51,037,985	—		—	51,037,985
United Kingdom	47,722,178	—		—	47,722,178
United States	821,679,498	—		—	821,679,498

Total Common Stocks	1,214,500,417	0		—	1,214,500,417

Preferred Stock
Germany	2,371,504	—		—	2,371,504

Short-Term Investment
Mutual Fund-Securities Lending Collateral	7,497,327	—		—	7,497,327

Futures Contracts†
Buys	117,852	—		—	117,852

Total	$1,224,487,100	$0		$—	$1,224,487,100

Mercer Funds

Notes to Schedule of Investments (Continued)

June 30, 2021 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(79,760)	$—	$—	$(79,760)

Total	$(79,760)	$—	$—	$(79,760)

*	Represents one or more Level 2 securities at $0 value as of June 30, 2021.
†	Futures contracts are valued at unrealized appreciation/depreciation.

3.	Bank Loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At June 30, 2021, Opportunistic Fixed had the following unfunded loan commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
Precision Medicine Group, LLC	$126,923	$125,123	$126,791	$1,668
Redstone Buyer, LLC	222,219	222,219	222,358	139

	$349,142	$347,342	$349,149	$1,807

For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investment related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.